Condensed Consolidated Statement of Changes in Shareholders' equity of Immatics N.V. - EUR (€) € in Thousands	Total	Share capital [member]	Share premium [member]	Accumulated deficit [member]	Other reserves [member]
Beginning Balance at Dec. 31, 2024	€ 574,842	€ 1,216	€ 1,162,136	€ (589,541)	€ 1,031
Other comprehensive income (loss)	(8,544)				(8,544)
Net loss	(110,204)			(110,204)
Comprehensive income (loss) for the period	(118,748)			(110,204)	(8,544)
Equity-settled share-based compensation	8,471		8,471
Share options exercised	9		9
Ending Balance at Jun. 30, 2025	464,574	1,216	1,170,616	(699,745)	(7,513)
Beginning Balance at Dec. 31, 2025	484,099	1,341	1,277,338	(785,988)	(8,592)
Other comprehensive income (loss)	3,066				3,066
Net loss	(120,306)			(120,306)
Comprehensive income (loss) for the period	(117,240)			(120,306)	3,066
Equity-settled share-based compensation	10,977		10,977
Share options exercised	637	1	636
Issue of share capital – net of transaction costs	21,152	25	21,127
Ending Balance at Jun. 30, 2026	€ 399,625	€ 1,367	€ 1,310,078	€ (906,294)	€ (5,526)